Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,981	€ 695
Property, plant and equipment at end of period	1,853	1,981
Acquisition cost
Property, plant and equipment
Property, plant and equipment at beginning of period	3,895	2,229
Transfers to assets held for sale		(47)
Translation differences	(171)	(12)
Additions	577	516
Acquisitions through business combinations	2	1,413
Disposals and retirements	(397)	(204)
Property, plant and equipment at end of period	3,906	3,895
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,914)	(1,534)
Transfers to assets held for sale		5
Translation differences	88	14
Disposals and retirements	339	179
Depreciation	(541)	(578)
Impairment charges	(25)
Property, plant and equipment at end of period	(2,053)	(1,914)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	783	253
Property, plant and equipment at end of period	794	783
Buildings and constructions | Acquisition cost
Property, plant and equipment
Property, plant and equipment at beginning of period	999	427
Transfers to assets held for sale		(47)
Translation differences	(52)	1
Additions	115	65
Acquisitions through business combinations	1	587
Reclassification	42	20
Disposals and retirements	(40)	(54)
Property, plant and equipment at end of period	1,065	999
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(216)	(174)
Transfers to assets held for sale		5
Translation differences	20	1
Disposals and retirements	22	46
Depreciation	(97)	(94)
Property, plant and equipment at end of period	(271)	(216)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	1,008	395
Property, plant and equipment at end of period	881	1,008
Machinery and equipment | Acquisition cost
Property, plant and equipment
Property, plant and equipment at beginning of period	2,693	1,746
Translation differences	(105)	(15)
Additions	370	361
Acquisitions through business combinations	1	674
Reclassification	43	75
Disposals and retirements	(353)	(148)
Property, plant and equipment at end of period	2,649	2,693
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,685)	(1,351)
Translation differences	67	13
Disposals and retirements	315	133
Depreciation	(440)	(480)
Impairment charges	(25)
Property, plant and equipment at end of period	(1,768)	(1,685)
Other property, plant and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	101	32
Property, plant and equipment at end of period	92	101
Other property, plant and equipment | Acquisition cost
Property, plant and equipment
Property, plant and equipment at beginning of period	114	41
Translation differences	(9)	2
Additions	3	3
Acquisitions through business combinations		68
Reclassification		2
Disposals and retirements	(2)	(2)
Property, plant and equipment at end of period	106	114
Other property, plant and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(13)	(9)
Translation differences	1
Disposals and retirements	2
Depreciation	(4)	(4)
Property, plant and equipment at end of period	(14)	(13)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	89	15
Property, plant and equipment at end of period	86	89
Assets under construction | Acquisition cost
Property, plant and equipment
Property, plant and equipment at beginning of period	89	15
Translation differences	(5)
Additions	89	87
Acquisitions through business combinations		84
Reclassification	(85)	(97)
Disposals and retirements	(2)
Property, plant and equipment at end of period	€ 86	€ 89